Long-Term Debt - Total Long-term Debt Outstanding Maturities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013	$ 630
2014	165
2015	144
2016	134
2017	58
Thereafter	170
Total	$ 1,301	$ 1,159